FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 10,596	$ 10,058
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	58,238	53,060
Financial liabilities	2,780	2,875
Preferred shares	20	20
Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Financial liabilities	58,065	52,574
Financial assets at fair value, class
Disclosure of financial assets [line items]
Financial assets	10,596	10,058
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	4,542	4,911
Corporate borrowings | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Financial liabilities	4,533	4,796
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	46,552	40,904
Non-recourse borrowings | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Financial liabilities	46,388	40,533
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	4,344	4,350
Accounts payable and other | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Financial liabilities	4,344	4,350
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	20	20
Preferred shares | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	2,780	2,875
Financial Liabilities | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Financial liabilities	2,780	2,875
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	2,071	1,857
Cash and cash equivalents | Financial assets at fair value, class
Disclosure of financial assets [line items]
Financial assets	2,071	1,857
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	7,130	6,660
Accounts receivable and other | Financial assets at fair value, class
Disclosure of financial assets [line items]
Financial assets	7,130	6,660
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying value	1,395	1,541
Financial assets (current and non-current) | Financial assets at fair value, class
Disclosure of financial assets [line items]
Financial assets	$ 1,395	$ 1,541